                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:   3/31/04

Check here if Amendment: |_|; Amendment Number:
                                                ----------

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: PAR Investment Partners LP

Address: One International Place
         Boston, MA 02110

Form 13F File Number: 28-
                         -------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Frederick S. Downs Jr.

Title: Vice President

Phone: 617-526-8990


Signature, Place, and Date of Signing:

Frederick S. Downs, Jr.           Boston, MA                     5-17-04
-----------------------     ----------------------        ---------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-
   --------------------------      --------------------------------------------
[Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers: 0
                                  ----------

Form 13F Information Table Entry Total: 106
                                       ----------

Form 13F Information Table Value Total: $1,187,732
                                        --------------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

------    ---------------------------   ----------------------------------

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

As of March 31, 2004

     ITEM 1              ITEM 2       ITEM 3     ITEM 4          ITEM 5                 ITEM 6         ITEM 7         ITEM 8
                                                                                                                      Voting
                                                                Shares of       Investment Discretion             Authority (Shr)
------------------   --------------   --------   --------    ------------------ --------------------- --------  ------------------
                                                                                        (b) Shared-
                                               Far Market   Principal  SHR/PRN           As Defined    Other
  Name of Issuer     Title of Class    Cusip      Value       Amount    PUT/CALL  (a)Sole in Instr.V  MANAGERS  SOLE    SHARED NONE
------------------   --------------   --------   --------    -------  ---------   ------- ----------  -------- -----    ------ ----

AmDocs Limited           Common      G02602103     1390      50000       SHR        X                            50000
Aeropostale Inc.         Common      007865108    19758     544900       SHR        X                           544900
Alaska Air
 Group Inc.              Common      011659109     8754     355000       SHR        X                           355000
AMR Corp                 Common      001765106   187131   14700000       SHR        X                         14700000
Abercrombie &
 Fitch Co            Class A Common  002896207     6589     194700       SHR        X                           194700
Amercia West
 Holding
 Corporation         Class B Common  023657208    16678    1750000       SHR        X                          1750000
American Tower
 System Corp         Class A Common  029912201    16420    1446700       SHR        X                          1446700
Amerigon Inc             Common      03070L300      394      79408       SHR        X                            79408
Ameritrade
 Holding Corp            Common      03074K100    11607     753700       SHR        X                           753700
Anadigics Inc.           Common      032515108      622     100000       SHR        X                           100000
Ansoft Corp              Common      036384105      649      45000       SHR        X                            45000
Argosy Gaming
 Corporation             Common      040228108    12421     349400       SHR        X                           349400
Art Technology
 Group Inc.              Common      04289L107      197     135000       SHR        X                           135000
Boyd Gaming
 Corporation             Common      103304101      955      41700       SHR        X                            41700
CBRL Group Inc           Common      12489V106    13221     333529       SHR        X                           333529
CKE Restaurants          Common      12561E105    17368    1754300       SHR        X                          1754300
CNA Financial
 Corp                    Common      126117100      689      25000       SHR        X                            25000
Catalina Marketing
 Corporation             Common      148867104     8726     450000       SHR        X                           450000
Charlotte Russe
 Holding Inc.            Common      161048103     7718     421757       SHR        X                           421757
Chesapeake
 Energy Corp             Common      165167107      670      50000       SHR        X                            50000
Chippac Inc.         Class A Common  169657103     9888    1250000       SHR        X                          1250000
Cintas Corp              Common      172908105     8790     202112       SHR        X                           202112
COHU Inc.                Common      192576106     1376      73300       SHR        X                            73300
Coast Financial
 Holdings Inc.           Common      212485106      342      22900       SHR        X                            22900
Convergys
 Corporation             Common      212485106      441      29000       SHR        X                            29000
D&K Healthcare
 Resources Inc.          Common      232861104     9604     936982       SHR        X                           936982
Devon Energy
 Corporation             Common      25179M103     1308      22500       SHR        X                            22500
Echostar
 Communications      Class A Common  278762109    32750    1000000       SHR        X                          1000000
Empire Resorts           Common      292052107     9100     700000       SHR        X                           700000
Employee Solutions       Common      292166105               70000       SHR        X                            70000
Equity
 Marketing Inc.          Common      294724109      755      51000       SHR        X                            51000
Eresearch
 Technology Inc          Common      29481V108     4861     173300       SHR        X                           173300
Espeed Inc.              Common      296643109      168       8000       SHR        X                             8000
FleetBoston
 Financial
 Corporation             Common      339030108      584      13000       SHR        X                            13000
Forgent
 Networks Inc.           Common      34629U103      238     150500       SHR        X                           150500
Gaylord
 Entertainment Co        Common      367905106    22786     737424       SHR        X                           737424
Global
 Technovations Inc.      Common      37939M109        3     340500       SHR        X                           340500
Goodys Family
 Clothing Inc.           Common      382588101     8984     629564       SHR        X                           629564
Great American
 Finl Res Inc.           Common      389915109     1412      89600       SHR        X                            89600
Hollywood
 Entertainment
 Corporation             Common      436141105    13560    1000000       SHR        X                          1000000
Imagyn Medical
 Technologies Inc.       Common      45244E100        2      78333       SHR        X                            78333
Innovo Group Inc.        Common      457954600      912     369082       SHR        X                           369082
Interland Inc.           Common      458727104     8140    2000000       SHR        X                          2000000
J Jill Group Inc.        Common      466189107     1540      75000       SHR        X                            75000
JP Morgan
 Chase & Co.             Common      46625H100      420      10000       SHR        X                            10000
JetBlue Airways
 Corp                    Common      477143101    27491    1088748       SHR        X                          1088748
KNBT Bancorp Inc.        Common      482921103      513      29000       SHR        X                            29000
LTWC Corporation         Common      522002104               15428       SHR        X                            15428
Liberate
 Technologies            Common      530129105      148      45000       SHR        X                            45000
Lodgenet
 Entertainment
 Corporation             Common      540211109    34675    1825000       SHR        X                          1825000
MTR Gaming
 Group Inc.              Common      553769100     7843     775000       SHR        X                           775000
Marinemax Inc.           Common      567908108     6411     241300       SHR        X                           241300
MAIR Holdings
 Inc.                    Common      59066B102    11136    1200000       SHR        X                          1200000
McData Corp          Class B Common  580031102      103      15000       SHR        X                            15000
Monolithic System
 Technology Inc.         Common      609842109     1674     125000       SHR        X                           125000
Monster
 Wolrdwide Inc.          Common      611742107    10071     384400       SHR        X
Multimedia
 Games Inc.              Common      749938106    25760    1041224       SHR        X                          1041224
Navigant
 International
 Inc.                    Common      63935R108    23111    1282500       SHR        X                          1282500
Newell
 Rubbermaid Inc.         Common      651229106     1102      47500       SHR        X                            47500
Nintendo Co. LTD         Common      654445303     2240     175000       SHR        X                           175000
Nuevo Energy Co          Common      670509108      619      19000       SHR        X                            19000
O Charleys Inc.          Common      670823103     7555     413965       SHR        X                           413965
Ohio Art Co              Common      677143109      354      40500       SHR        X                            40500
Open TV Corp             Common      G67543101      219      67500       SHR        X                            67500
Pacific Sunwear
 of California           Common      694873100     3707     150000       SHR        X                           150000
Pacificare Health
 Systems Inc             Common      695112102   158287    4002200       SHR        X                          4002200
Packaging Dynamics
 Corporation             Common      695160101      465      35100       SHR        X                            35100
Peets Coffee
 & Tea Inc.              Common      705560100     7370     346019       SHR        X                           346019
Pegasus
 Communications
 Corporation         Class A Common  705904100    21368     557924       SHR        X                           557924
Pegasus Solutions
 Inc.                    Common      705906105     6900     590770       SHR        X                           590770
Penn National
 Gaming Inc.             Common      707569109    17921     622896       SHR        X                           622896
Phoenix
 Companies Inc           Common      71902E109     1254      93500       SHR        X                            93500
Phoenix Group
 Corporation             Common      719072100        1      91500       SHR        X                            91500
Physician Computer
 Network                 Common      71940K109              251000       SHR        X                           251000
Pixar                    Common      725811103     1641      25450       SHR        X                            25450
Playboy Enterprises
 Inc. Holdings       Class B Common  728117300      837      59700       SHR        X                            59700
Priceline Inc.           Common      741503403    40447    1500250       SHR        X                          1500250
Prudential
 Financial Inc.          Common      744320102     1120      25000       SHR        X                            25000
Puradyn Filter
 Technologies Inc.       Common      746091107     1103     520300       SHR        X                           520300
RCM Technologies
 Inc.                    Common      749360400      188      26971       SHR        X                            26971
Remec Inc.               Common      759543101      456      60000       SHR        X                            60000
Sabre Holdings
 Corporation         Class A Common  785905100    34114    1375000       SHR        X                          1375000
Sapient Corp             Common      803062108      220      36504       SHR        X                            36504
Sega Enterprises
 LTD                     Common      815793104      609     229800       SHR        X                           229800
Select Comfort
 Corp                    Common      81616X103     8368     303300       SHR        X                           303300
Solectron Corp           Common      834182107      179      32400       SHR        X                            32400
Sovereign
 Bancorp Inc.            Common      845905108     1285      60000       SHR        X                            60000
Station
 Casinos Inc.            Common      857689103   141516    3203900       SHR        X                          3203900
Synplicity Inc.          Common      87160Y108      423      58784       SHR        X                            58784
Tenet Healthcare
 Corporation             Common      88033G100    22495    2015700       SHR        X                          2015700
Titan International
 Inc.                    Common      88830M102      107      20000       SHR        X                            20000
TOPPS Co Inc.            Common      890786106      525      55000       SHR        X                            55000
Toys R Us Inc.           Common      892335100      840      50000       SHR        X                            50000
Transocean Inc.          Common      2821287       1464      52500       SHR        X                            52500
Triad Hospital
 Inc.                    Common      89579K109    27738     900000       SHR        X                           900000
Trico Marine
 Services Inc            Common      896106101      298     250383       SHR        X                           250383
Trover
 Solutions Inc.          Common      897249108     9401    1354600       SHR        X                          1354600
United Auto
 Group, Inc.             Common      909440109    17543     641200       SHR        X                           641200
United
 Therapeutics Corp       Common      91307C102     3587     150514       SHR        X                           150514
Universal Health
 Services, Inc.      Class B Common  913903100    18082     392500       SHR        X                           392500
Vastera Inc.             Common      92239N109      197      50796       SHR        X                            50796
Vivendi
 Universal               Common      928515204      714      26917       SHR        X                            26917
VNU N V                  Common      92856P108      583      20668       SHR        X                            20668
Waddell & Reed
 Financial Inc.      Class A Common  930059100      625      25500       SHR        X                            25500
Worldwide
 Restaurant
 Concepts Inc.           Common      98160A107      316     102200       SHR        X                           102200
Zixit Corp               Common      98974P100     2495     171100       SHR
  Total Long                                    -------
    Equities                                    1187732
                                                =======